1. Organization, Basis of Presentation and Liquidity (Details Narrative) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (11,449,927)		$ (8,540,053)			$ (4,644,180)
Working capital	(5,456,464)		(5,626,010)
Stockholders' Equity	$ (2,985,163)	$ (3,480,545)	(3,826,551)	$ (2,244,246)	$ (1,863,827)	$ (1,361,028)	$ (1,324,472)
Cash and cash equivalents			$ 1,178,852